Inventories (Tables)	12 Months Ended
Mar. 31, 2025
Inventories [Abstract]
Schedule of Inventories

	JPY (millions) As of March 31
	2024	2025
Finished products and merchandise	¥349,590	¥323,513
Work-in-process	522,667	552,200
Raw materials and supplies	337,612	341,636
Total	¥1,209,869	¥1,217,349